Loans Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Loans Receivable, Net
5.	Loans Receivable, Net

The detail of the loan portfolio as of September 30, 2013 and December 31, 2012 was as follows:

	September 30, 2013	December 31, 2012
	(In thousands)
Residential mortgage loans	$5,132,745	4,837,838
Multi-family loans	3,557,333	2,995,052
Commercial real estate loans	2,190,099	1,966,156
Construction loans	218,391	224,816
Consumer and other loans	224,029	238,922
Commercial and industrial loans	195,187	168,943

Total loans excluding PCI loans	11,517,784	10,431,727

PCI loans	6,474	6,744
Net unamortized premiums and deferred loan costs	16,533	10,487
Allowance for loan losses	(166,779)	(142,172)

Net loans	$11,374,012	10,306,786

Purchased Credit-Impaired Loans

Purchased Credit-Impaired (“PCI”) loans, are loans acquired at a discount that is due, in part, to credit quality. PCI loans are accounted for in accordance with ASC Subtopic 310-30 and are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance (i.e., the allowance for loan losses).

The following table presents information regarding the estimates of the contractually required payments, the cash flows expected to be collected, and the estimated fair value of the PCI loans acquired in Marathon Bank acquisition as of October 15, 2012:

October 15, 2012
(In thousands)
Contractually required principal and interest	$11,774
Contractual cash flows not expected to be collected (non-accretable difference)	(4,163)

Expected cash flows to be collected	7,611
Interest component of expected cash flows (accretable yield)	(1,537)

Fair value of acquired loans	$6,074

The following table presents changes in the accretable yield for PCI loans:

	Three months ended September 30, 2013	Nine months ended September 30, 2013
	(In thousands)
Balance, beginning of period	$1,212	1,457
Acquisitions	—	—
Accretion	(135)	(380)
Net reclassification from non-accretable difference	—	—

Balance, end of period	$1,077	1,077

An analysis of the allowance for loan losses is summarized as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
	(In thousands)
Balance at beginning of the period	$154,467	128,474	142,172	117,242
Loans charged off	(2,484)	(15,332)	(19,219)	(36,474)
Recoveries	1,046	2,124	2,576	2,498

Net charge-offs	(1,438)	(13,208)	(16,643)	(33,976)
Provision for loan losses	13,750	16,000	41,250	48,000

Balance at end of the period	$166,779	131,266	166,779	131,266

The allowance for loan losses is the estimated amount considered necessary to cover credit losses inherent in the loan portfolio at the balance sheet date. The allowance is established through the provision for loan losses that is charged against income. In determining the allowance for loan losses, we make significant estimates and therefore, have identified the allowance as a critical accounting policy. The methodology for determining the allowance for loan losses is considered a critical accounting policy by management because of the high degree of judgment involved, the subjectivity of the assumptions used, and the potential for changes in the economic environment that could result in changes to the amount of the recorded allowance for loan losses.

The allowance for loan losses has been determined in accordance with U.S. GAAP, under which we are required to maintain an allowance for probable losses at the balance sheet date. We are responsible for the timely and periodic determination of the amount of the allowance required. We believe that our allowance for loan losses is adequate to cover specifically identifiable losses, as well as estimated losses inherent in our portfolio for which certain losses are probable but not specifically identifiable. No allowance has been provided for the loans acquired in the Brooklyn Federal Savings Bank and Marathon Bank transaction as the loans were marked to fair value on the date of acquisition and there has been no significant subsequent credit deterioration.

Management performs a quarterly evaluation of the adequacy of the allowance for loan losses. The analysis of the allowance for loan losses has two components: specific and general allocations. Specific allocations are made for loans determined to be impaired. A loan is deemed to be impaired if it is a commercial real estate, multi-family or construction loan with an outstanding balance greater than $1.0 million and on non-accrual status, loans modified in a troubled debt restructuring (“TDR”), and other loans if management has specific information of a collateral shortfall. Impairment is measured by determining the present value of expected future cash flows or, for collateral-dependent loans, the fair value of the collateral adjusted for market conditions and selling expenses. The general allocation is determined by segregating the remaining loans, including those loans not meeting the Company’s definition of an impaired loan, by type of loan, risk rating (if applicable) and payment history. In addition, the Company also considers whether residential loans are fixed or adjustable rate. We also analyze historical loss experience, delinquency trends, general economic conditions, geographic concentrations, and industry and peer comparisons. This analysis establishes factors that are applied to the loan groups to determine the amount of the general allocations. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revisions based upon changes in economic and real estate market conditions. Actual loan losses may be significantly more than the allowance for loan losses we have established which could have a material negative effect on our financial results.

On a quarterly basis, management’s Allowance for Loan Loss Committee reviews the current status of various loan assets in order to evaluate the adequacy of the allowance for loan losses. In this evaluation process, specific loans are analyzed to determine their potential risk of loss. This process includes all loans, concentrating on non-accrual and classified loans. Each non-accrual or classified loan is evaluated for potential loss exposure. Any shortfall results in a recommendation of a specific allowance or charge-off if the likelihood of loss is evaluated as probable. To determine the adequacy of collateral on a particular loan, an estimate of the fair value of the collateral is based on the most current appraised value available. This appraised value is then reduced to reflect estimated liquidation expenses.

The results of this quarterly process are summarized along with recommendations and presented to Executive and Senior Management for their review. Based on these recommendations, loan loss allowances are approved by Executive and Senior Management. All supporting documentation with regard to the evaluation process, loan loss experience, allowance levels and the schedules of classified loans are maintained by the Lending Administration Department. A summary of loan loss allowances and the methodology employed to determine such allowances is presented to the Board of Directors on a quarterly basis.

Our primary lending emphasis has been the origination of commercial real estate loans, multi-family loans and the origination and purchase of residential mortgage loans. We also originate commercial and industrial loans, home equity loans and home equity lines of credit. These activities resulted in a concentration of loans secured by real estate property located in New Jersey and New York. Based on the composition of our loan portfolio, we believe the primary risks are increases in interest rates, a continued decline in the general economy, and a further decline in real estate market values in New Jersey, New York and surrounding states. Any one or combination of these events may adversely affect our loan portfolio resulting in increased delinquencies, loan losses and future levels of loan loss provisions. We consider it important to maintain the ratio of our allowance for loan losses to total loans at an adequate level given current economic conditions and the composition of the portfolio. As a substantial amount of our loan portfolio is collateralized by real estate, appraisals of the underlying value of property securing loans are critical in determining the amount of the allowance required for specific loans. Assumptions for appraisal valuations are instrumental in determining the value of properties. Overly optimistic assumptions or negative changes to assumptions could significantly impact the valuation of a property securing a loan and the related allowance determined. The assumptions supporting such appraisals are carefully reviewed by management to determine that the resulting values reasonably reflect amounts realizable on the related loans.

For commercial real estate, construction and multi-family loans, the Company obtains an appraisal for all collateral dependent loans upon origination and an updated appraisal in the event interest or principal payments are 90 days delinquent or when the timely collection of such income is considered doubtful. This is done in order to determine the specific reserve needed upon initial recognition of a collateral dependent loan as non-accrual and/or impaired. In subsequent reporting periods, as part of the allowance for loan loss process, the Company reviews each collateral dependent commercial real estate loan previously classified as non-accrual and/or impaired and assesses whether there has been an adverse change in the collateral value supporting the loan. The Company utilizes information from its commercial lending officers and its loan workout department’s knowledge of changes in real estate conditions in our lending area to identify if possible deterioration of collateral value has occurred. Based on the severity of the changes in market conditions, management determines if an updated appraisal is warranted or if downward adjustments to the previous appraisal are warranted. If it is determined that the deterioration of the collateral value is significant enough to warrant ordering a new appraisal, an estimate of the downward adjustments to the existing appraised value is used in assessing if additional specific reserves are necessary until the updated appraisal is received.

For homogeneous residential mortgage loans, the Company’s policy is to obtain an appraisal upon the origination of the loan and an updated appraisal in the event a loan becomes 90 days delinquent. Thereafter, the appraisal is updated every 2 years if the loan remains in non-performing status and the foreclosure process has not been completed. Additionally, management adjusts the appraised value of residential loans to reflect estimated selling costs and declines in the real estate market.

Management believes the potential risk for outdated appraisals for impaired and other non-performing loans has been mitigated due to the fact that the loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral. Loans are generally charged off after an analysis is completed which indicates that collectability of the full principal balance is in doubt.

Our allowance for loan losses reflects probable losses considering, among other things, the continued adverse economic conditions, the actual growth and change in composition of our loan portfolio, the level of our non-performing loans and our charge-off experience. In addition, the allowance considers the inherent credit risk in the overall portfolio, particularly the credit risk associated with commercial real estate lending and commercial and industrial lending. We believe the allowance for loan losses reflects the inherent credit risk in our portfolio.

Although we believe we have established and maintained the allowance for loan losses at adequate levels, additions may be necessary if the current economic environment continues or deteriorates. Management uses the best information available; however, the level of the allowance for loan losses remains an estimate that is subject to significant judgment and short-term change. In addition, the Federal Deposit Insurance Corporation and the New Jersey Department of Banking and Insurance, as an integral part of their examination process, will periodically review our allowance for loan losses. Such agencies may require us to recognize adjustments to the allowance based on their judgments about information available to them at the time of their examination.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of September 30, 2013 and December 31, 2012:

	September 30, 2013
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172
Charge-offs	(13,223)	(1,226)	(792)	(3,104)	(83)	(791)	—	(19,219)
Recoveries	1,564	72	36	254	603	47	—	2,576
Provision	17,365	6,625	12,024	(835)	2,140	808	3,123	41,250

Ending balance-September 30, 2013	$51,075	35,324	44,615	12,377	6,754	2,150	14,484	166,779

Individually evaluated for impairment	$2,074	—	—	—	—	—	—	2,074
Collectively evaluated for impairment	49,001	35,324	44,615	12,377	6,754	2,150	14,484	164,705
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

Balance at September 30, 2013	$51,075	35,324	44,615	12,377	6,754	2,150	14,484	166,779

Loans:
Individually evaluated for impairment	$19,762	16,510	11,739	17,747	1,627	—	—	67,385
Collectively evaluated for impairment	5,112,983	3,540,824	2,178,359	200,644	193,560	224,029	—	11,450,399
Loans acquired with deteriorated credit quality	486	446	5,542	—	—	—	—	6,474

Balance at September 30, 2013	$5,133,231	3,557,780	2,195,640	218,391	195,187	224,029	—	11,524,258

	December 31, 2012
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2011	$32,447	13,863	30,947	22,839	3,677	1,335	12,134	117,242
Charge-offs	(20,180)	(9,058)	(479)	(13,227)	(99)	(1,107)	—	(44,150)
Recoveries	593	—	43	3,387	23	34	—	4,080
Provision	32,509	25,048	2,836	3,063	493	1,824	(773)	65,000

Ending balance-December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Individually evaluated for impairment	$2,142	—	—	—	—	—	—	2,142
Collectively evaluated for impairment	43,227	29,853	33,347	16,062	4,094	2,086	11,361	140,030
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

Balance at December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Loans:
Individually evaluated for impairment	$12,235	10,574	7,075	26,314	1,208	—	—	57,406
Collectively evaluated for impairment	4,825,603	2,984,478	1,959,081	198,502	167,735	238,922	—	10,374,321
Loans acquired with deteriorated credit quality	477	419	5,533	—	315	—	—	6,744

Balance at December 31, 2012	$4,838,315	2,995,471	1,971,689	224,816	169,258	238,922	—	10,438,471

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. For non-homogeneous loans, such as commercial and commercial real estate loans the Company analyzes the loans individually by classifying the loans as to credit risk and assesses the probability of collection for each type of class. This analysis is performed on a quarterly basis. The Company uses the following definitions for risk ratings:

Pass - “Pass” assets are well protected by the current net worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner.

Special Mention - A “Special Mention” asset has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date. Special Mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification. Residential loans delinquent 30-89 days are considered special mention.

Substandard - A “Substandard” asset is inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Assets so classified must have a well-defined weakness, or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Residential and consumer and other loans delinquent 90 days or greater are considered substandard.

Doubtful - An asset classified “Doubtful” has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable on the basis of currently known facts, conditions, and values.

Loss - An asset or portion thereof, classified “Loss” is considered uncollectible and of such little value that its continuance on the institution’s books as an asset, without establishment of a specific valuation allowance or charge-off, is not warranted. This classification does not necessarily mean that an asset has no recovery or salvage value; but rather, there is much doubt about whether, how much, or when the recovery will occur. As such, it is not practical or desirable to defer the write-off.

The following tables present the risk category of loans as of September 30, 2013 and December 31, 2012 by class of loans excluding the PCI loans:

	September 30, 2013
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$5,027,428	21,964	83,353	—	—	5,132,745
Multi-family	3,497,448	42,375	17,510	—	—	3,557,333
Commercial real estate	2,114,931	20,298	54,870	—	—	2,190,099
Construction	184,513	7,729	26,149	—	—	218,391
Commercial and industrial	189,013	608	5,566	—	—	195,187
Consumer and other	221,826	325	1,878	—	—	224,029

Total	$11,235,159	93,299	189,326	—	—	11,517,784

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$4,714,303	45,144	78,266	125	—	4,837,838
Multi-family	2,945,844	31,594	17,614	—	—	2,995,052
Commercial real estate	1,924,655	18,869	22,632	—	—	1,966,156
Construction	160,390	3,315	61,111	—	—	224,816
Commercial and industrial	162,428	3,319	3,196	—	—	168,943
Consumer and other	236,418	1,065	1,238	201	—	238,922

Total	$10,144,038	103,306	184,057	326	—	10,431,727

The following tables present the payment status of the recorded investment in past due loans as of September 30, 2013 and December 31, 2012 by class of loans excluding the PCI loans:

	September 30, 2013
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$16,003	7,594	64,224	87,821	5,044,924	5,132,745
Multi-family	9,235	3,617	4,848	17,700	3,539,633	3,557,333
Commercial real estate	3,180	253	2,101	5,534	2,184,565	2,190,099
Construction	—	—	13,746	13,746	204,645	218,391
Commercial and industrial	218	320	1,340	1,878	193,309	195,187
Consumer and other	99	268	1,547	1,914	222,115	224,029

Total	$28,735	12,052	87,806	128,593	11,389,191	11,517,784

	December 31, 2012
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$33,451	11,715	76,088	121,254	4,716,584	4,837,838
Multi-family	191	3,950	11,143	15,284	2,979,768	2,995,052
Commercial real estate	16,469	3,016	753	20,238	1,945,918	1,966,156
Construction	—	—	18,876	18,876	205,940	224,816
Commercial and industrial	631	2,639	375	3,645	165,298	168,943
Consumer and other	881	196	1,238	2,315	236,607	238,922

Total	$51,623	21,516	108,473	181,612	10,250,115	10,431,727

The following table presents non-accrual loans excluding PCI loans at the dates indicated:

	September 30, 2013		December 31, 2012
	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Non-accrual:
Residential and consumer	305	$75,097	354	$82,533
Construction	7	14,234	9	25,764
Multi-family	9	16,769	5	11,143
Commercial real estate	3	1,630	4	753
Commercial and industrial	8	1,862	2	375

Total non-accrual loans	332	$109,592	374	$120,568

Included in the non-accrual table above are TDR loans whose payment status is current but the Company has classified as non-accrual as the loans have not maintained current payment status for six consecutive months and therefore do not meet the criteria for accrual status. As of September 30, 2013, these loans are comprised of 2 commercial real estate loans totaling $1.4 million, 4 multi-family loans totaling $12.4 million, 1 construction loan totaling $488,000, 1 commercial and industrial loan totaling $521,000 and 21 residential and consumer loans totaling $8.1 million. The Company has no loans past due 90 days or more delinquent that are still accruing interest. As of September 30, 2013, there were 11 PCI loans totaling $6.5 million of which 3 PCI loans totaling $3.3 million were current and 8 PCI loans totaling $3.2 million were 90 days or more delinquent. As of December 31, 2012, there were 12 PCI loans totaling $6.7 million of which 8 PCI loans totaling $5.8 million were current and 4 PCI loans totaling $966,000 were 90 days or more delinquent.

At September 30, 2013 and December 31, 2012, loans meeting the Company’s definition of an impaired loan which were primarily collateral dependent totaled $67.4 million and $57.4 million, respectively, with allocations of the allowance for loan losses of $2.1 million for both periods. During the three months ended September 30, 2013 and 2012, interest income received and recognized on these loans totaled $508,000 and $461,000, respectively. During the nine months ended September 30, 2013 and 2012, interest income received and recognized on these loans totaled $1.6 million and $1.3 million, respectively.

The following tables present loans individually evaluated for impairment by class of loans as of September 30, 2013 and December 31, 2012:

	September 30, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$3,839	5,499	—	2,689	47
Multi-family	16,510	30,156	—	14,519	542
Commercial real estate	11,739	12,621	—	10,385	515
Construction loans	17,747	27,034	—	21,654	145
Commercial and industrial	1,627	1,627	—	1,392	65
With an allowance recorded:
Residential mortgage	15,923	16,334	2,074	14,026	317
Total:
Residential mortgage	19,762	21,833	2,074	16,715	364
Multi-family	16,510	30,156	—	14,519	542
Commercial real estate	11,739	12,621	—	10,385	515
Construction loans	17,747	27,034	—	21,654	145
Commercial and industrial	1,627	1,627	—	1,392	65

Total impaired loans	$67,385	93,271	2,074	64,665	1,631

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$1,448	2,176	—	1,375	20
Multi-family	10,574	19,336	—	6,764	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction loans	26,314	43,945	—	25,557	384
Commercial and industrial	1,208	1,208	—	641	90
With an allowance recorded:
Residential mortgage	10,787	11,075	2,142	9,569	283
Multi-family	—	—	—	2,316	—
Construction loans	—	—	—	17,054	—
Total:
Residential mortgage	12,235	13,251	2,142	10,944	303
Multi-family	10,574	19,336	—	9,080	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction loans	26,314	43,945	—	42,611	384
Commercial and industrial	1,208	1,208	—	641	90

Total impaired loans	$57,406	85,216	2,142	68,357	1,579

The average recorded investment is the annual average calculated based upon the ending quarterly balances. The interest income recognized is the year to date interest income recognized on a cash basis.

Troubled Debt Restructurings

On a case-by-case basis, the Company may agree to modify the contractual terms of a borrower’s loan to remain competitive and assist customers who may be experiencing financial difficulty, as well as preserve the Company’s position in the loan. If the borrower is experiencing financial difficulties and a concession has been made at the time of such modification, the loan is classified as a troubled debt restructured loan.

Substantially all of our troubled debt restructured loan modifications involve lowering the monthly payments on such loans through either a reduction in interest rate below a market rate, an extension of the term of the loan, or a combination of these two methods. These modifications rarely result in the forgiveness of principal or accrued interest. In addition, we frequently obtain additional collateral or guarantor support when modifying commercial loans. If the borrower has demonstrated performance under the previous terms and our underwriting process shows the borrower has the capacity to continue to perform under the restructured terms, the loan will continue to accrue interest. Non-accruing restructured loans may be returned to accrual status when there has been a sustained period of repayment performance (generally six consecutive months of payments) and both principal and interest are deemed collectible.

The following table presents the total troubled debt restructured loans as of September 30, 2013 excluding PCI loans:

	Accrual		Non-accrual		Total
	# of loans	Amount	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Residential and consumer	26	$8,374	32	$11,388	58	$19,762
Multi-family	1	590	4	12,367	5	12,957
Commercial real estate	6	10,379	2	1,361	8	11,740
Commercial and industrial	1	1,106	1	521	2	1,627
Construction	2	4,056	1	488	3	4,544

	36	$24,505	40	$26,125	76	$50,630

The following tables present information about troubled debt restructurings for the periods presented:

	Three months ended September 30,
	2013			2012
	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	9	$3,225	$2,842	6	$1,912	$1,969
Commercial real estate	—	—	—	1	4,901	4,901
Commercial and industrial	1	521	521	1	1,107	1,107

	Nine months ended September 30,
	2013			2012
	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	20	$8,723	$8,155	15	$3,923	$3,926
Multi-family	3	18,037	10,420	—	—	—
Commercial real estate	4	5,080	4,679	1	4,901	4,901
Construction	1	2,640	2,640	—	—	—
Commercial and industrial	1	521	521	1	1,107	1,107

Post-modification recorded investment represents the balance immediately following modification. Residential mortgage loan modifications primarily involved the reduction in loan interest rate and extension of loan maturity dates.

All TDRs are impaired loans, which are individually evaluated for impairment, as discussed above. Collateral dependent impaired loans classified as TDRs were written down to the estimated fair value of the collateral. There were $383,000 and $600,000 in charge-offs for collateral dependent TDRs during the three months ended September 30, 2013 and 2012, respectively. There were $1.6 million and $3.5 million in charge-offs for collateral dependent TDRs during the nine months ended September 30, 2013 and 2012. The allowance for loan losses associated with the TDRs presented in the above tables totaled $2.1 million and $5.7 million at September 30, 2013 and 2012, respectively.

For the three months ended September 30, 2013, there were 9 residential TDRs that had a weighted average modified interest rate of approximately 3.14% compared to a rate of 4.44% prior to modification. For the nine months ended September 30, 2013, there were 20 residential TDRs that had a weighted average modified interest rate of approximately 3.33% compared to a yield of 5.03% prior to modification. Residential TDRs were modified to reflect a reduction in interest rates to current market rates. Several residential TDRs include step up interest rates in their modified terms which will impact their weighted average rate in the future. There were no TDRs categorized as consumer and other for the three and nine months ended September 30, 2013.

Commercial loan modifications which qualified as a TDR comprised of terms of maturity being extended and reduction in interest rates to current market terms. For the three and nine months ended September 30, 2013, there was 1 commercial and industrial TDR that had a weighted average modified interest rate of approximately 4.00% as compared to a rate of 6.00% prior to modification. There were no commercial real estate, multi-family, and construction TDRs for the three months ended September 30, 2013. For the nine months ended September 30, 2013, there were 4 commercial real estate TDRs that had a weighted average modified interest rate of approximately 5.41% compared to a rate of 7.29% prior to modification, 3 multi-family TDRs that had a weighted average modified interest rate of approximately 3.81% as compared to a rate of 8.61% prior to modification and 1 construction TDR that had a weighted average modified interest rate of approximately 3.75% as compared to a rate of 5.00% prior to modification.

For the three months ended September 30, 2012, there were 6 residential TDRs that had a weighted average modified interest rate of approximately 3.27% compared to a yield of 5.71% prior to modification. For the nine months ended September 30, 2012, there were 15 residential TDRs that had a weighted average modified interest rate of approximately 3.11% compared to a yield of 5.75% prior to modification. Several residential TDRs include step up interest rates in their modified terms which will impact their weighted average yield in the future. There was one commercial real estate TDR and one commercial and industrial TDR for the three and nine months ended September 30, 2012. These two loans were to one borrower and were modified to interest only status for a limited period. The loans are well-collateralized and pose a low risk of credit loss.

Loans modified as TDRs in the previous 12 months to September 30, 2013, for which there was a payment default consisted of 4 residential loans with a recorded investment of $1.3 million at September 30, 2013. Loans modified as TDRs in the previous 12 months to September 30, 2012, for which there was a payment default consisted of 4 residential loans with a recorded investment of $855,000 and 2 construction loans with a recorded investment of $3.9 million at September 30, 2012.

5.	Loans Receivable, Net

The detail of the loan portfolio as of December 31, 2012 was as follows:

	December 31, 2012	December 31, 2011
	(In thousands)
Residential mortgage loans	$4,837,838	5,033,832
Multi-family loans	2,995,052	1,816,118
Commercial real estate loans	1,966,156	1,418,089
Construction loans	224,816	277,625
Consumer and other loans	238,922	242,227
Commercial and industrial loans	168,943	106,299

Total loans excluding PCI loans	10,431,727	8,894,190

PCI loans	6,744	876

Total loans	10,438,471	8,895,066

Net unamortized premiums and deferred loan costs	10,487	16,387
Allowance for loan losses	(142,172)	(117,242)

Net loans	$10,306,786	8,794,211

Purchased Credit-Impaired Loans

Purchased Credit-Impaired (“PCI”) loans, are loans acquired at a discount that is due, in part, to credit quality. In conjunction with the Marathon acquisition, there were 9 PCI loans totaling $6.1 million at December 31, 2012. PCI loans are accounted for in accordance with ASC Subtopic 310-30 and are initially recorded at fair value (as determined by the present value of expected future cash flows) with no valuation allowance (i.e., the allowance for loan losses).

The following table presents information regarding the estimates of the contractually required payments, the cash flows expected to be collected, and the estimated fair value of the PCI loans acquired in Marathon Bank acquisition as of October 15, 2012:

October 15, 2012
(In thousands)

Contractually required principal and interest	$11,774
Contractual cash flows not expected to be collected (non-accretable difference)	(4,163)

Expected cash flows to be collected	7,611
Interest component of expected cash flows (accretable yield)	(1,537)

Fair value of acquired loans	$6,074

The following table presents changes in the accretable yield for PCI loans during the year ended December 31, 2012:

Year Ended December 31, 2012
(In thousands)
Balance, beginning of period	$—
Acquisitions	1,537
Accretion	(80)
Net reclassification from non-accretable difference	—

Balance, end of period	$1,457

An analysis of the allowance for loan losses is summarized as follows:

	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Balance at beginning of the period	$117,242	90,931	55,052
Loans charged off	(44,150)	(50,187)	(30,829)
Recoveries	4,080	998	208

Net charge-offs	(40,070)	(49,189)	(30,621)
Provision for loan losses	65,000	75,500	66,500

Balance at end of the period	$142,172	117,242	90,931

The allowance for loan losses is the estimated amount considered necessary to cover credit losses inherent in the loan portfolio at the balance sheet date. The allowance is established through the provision for loan losses that is charged against income. In determining the allowance for loan losses, we make significant estimates and therefore, have identified the allowance as a critical accounting policy. The methodology for determining the allowance for loan losses is considered a critical accounting policy by management because of the high degree of judgment involved, the subjectivity of the assumptions used, and the potential for changes in the economic environment that could result in changes to the amount of the recorded allowance for loan losses.

The allowance for loan losses has been determined in accordance with U.S. GAAP, under which we are required to maintain an allowance for probable losses at the balance sheet date. We are responsible for the timely and periodic determination of the amount of the allowance required. We believe that our allowance for loan losses is adequate to cover specifically identifiable losses, as well as estimated losses inherent in our portfolio for which certain losses are probable but not specifically identifiable. No allowance has been provided for the loans acquired in the Brooklyn Federal Savings Bank and Marathon Bank transaction as the loans were marked to fair value on the date of acquisition and there has been no subsequent credit deterioration.

Management performs a quarterly evaluation of the adequacy of the allowance for loan losses. The analysis of the allowance for loan losses has two components: specific and general allocations. Specific allocations are made for loans determined to be impaired. A loan is deemed to be impaired if it is a commercial real estate, multi-family or construction loan with an outstanding balance greater than $1.0 million and on non-accrual status, loans modified in a troubled debt restructuring (“TDR”), and other loans if management has specific information of a collateral shortfall. Impairment is measured by determining the present value of expected future cash flows or, for collateral-dependent loans, the fair value of the collateral adjusted for market conditions and selling expenses. The general allocation is determined by segregating the remaining loans, including those loans not meeting the Company’s definition of an impaired loan, by type of loan, risk rating (if applicable) and payment history. In addition, the Company also considers whether residential loans are fixed or adjustable rate. We also analyze historical loss experience, delinquency trends, general economic conditions, geographic concentrations, and industry and peer comparisons. This analysis establishes factors that are applied to the loan groups to determine the amount of the general allocations. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revisions based upon changes in economic and real estate market conditions. Actual loan losses may be significantly more than the allowance for loan losses we have established which could have a material negative effect on our financial results.

On a quarterly basis, management’s Allowance for Loan Loss Committee reviews the current status of various loan assets in order to evaluate the adequacy of the allowance for loan losses. In this evaluation process, specific loans are analyzed to determine their potential risk of loss. This process includes all loans, concentrating on non-accrual and classified loans. Each non-accrual or classified loan is evaluated for potential loss exposure. Any shortfall results in a recommendation of a specific allowance or charge-off if the likelihood of loss is evaluated as probable. To determine the adequacy of collateral on a particular loan, an estimate of the fair value of the collateral is based on the most current appraised value available. This appraised value is then reduced to reflect estimated liquidation expenses.

The results of this quarterly process are summarized along with recommendations and presented to Executive and Senior Management for their review. Based on these recommendations, loan loss allowances are approved by Executive and Senior Management. All supporting documentation with regard to the evaluation process, loan loss experience, allowance levels and the schedules of classified loans are maintained by the Lending Administration Department. A summary of loan loss allowances and the methodology employed to determine such allowances is presented to the Board of Directors on a quarterly basis.

Our primary lending emphasis has been the origination of commercial real estate loans, multi-family loans and the origination and purchase of residential mortgage loans. We also originate commercial and industrial loans, home equity loans and home equity lines of credit. These activities resulted in a loan concentration in residential mortgages, as well as a concentration of loans secured by real estate property located in New Jersey and New York. Based on the composition of our loan portfolio, we believe the primary risks are increases in interest rates, a continued decline in the general economy, and a further decline in real estate market values in New Jersey, New York and surrounding states. Any one or combination of these events may adversely affect our loan portfolio resulting in increased delinquencies, loan losses and future levels of loan loss provisions. We consider it important to maintain the ratio of our allowance for loan losses to total loans at an adequate level given current economic conditions and the composition of the portfolio. As a substantial amount of our loan portfolio is collateralized by real estate, appraisals of the underlying value of property securing loans are critical in determining the amount of the allowance required for specific loans. Assumptions for appraisal valuations are instrumental in determining the value of properties. Overly optimistic assumptions or negative changes to assumptions could significantly impact the valuation of a property securing a loan and the related allowance determined. The assumptions supporting such appraisals are carefully reviewed by management to determine that the resulting values reasonably reflect amounts realizable on the related loans.

For commercial real estate, construction and multi-family loans, the Company obtains an appraisal for all collateral dependent loans upon origination and an updated appraisal in the event interest or principal payments are 90 days delinquent or when the timely collection of such income is considered doubtful. This is done in order to determine the specific reserve needed upon initial recognition of a collateral dependent loan as non-accrual and/or impaired. In subsequent reporting periods, as part of the allowance for loan loss process, the Company reviews each collateral dependent commercial real estate loan previously classified as non-accrual and/or impaired and assesses whether there has been an adverse change in the collateral value supporting the loan. The Company utilizes information from its commercial lending officers and its loan workout department’s knowledge of changes in real estate conditions in our lending area to identify if possible deterioration of collateral value has occurred. Based on the severity of the changes in market conditions, management determines if an updated appraisal is warranted or if downward adjustments to the previous appraisal are warranted. If it is determined that the deterioration of the collateral value is significant enough to warrant ordering a new appraisal, an estimate of the downward adjustments to the existing appraised value is used in assessing if additional specific reserves are necessary until the updated appraisal is received.

For homogeneous residential mortgage loans, the Company’s policy is to obtain an appraisal upon the origination of the loan and an updated appraisal in the event a loan becomes 90 days delinquent. Thereafter, the appraisal is updated every 2 years if the loan remains in non-performing status and the foreclosure process has not been completed. Management adjusts the appraised value of residential loans to reflect estimated selling costs and declines in the real estate market.

Management believes the potential risk for outdated appraisals for impaired and other non-performing loans has been mitigated due to the fact that the loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral. Loans are generally charged off after an analysis is completed which indicates that collectability of the full principal balance is in doubt.

Our allowance for loan losses reflects probable losses considering, among other things, the continued adverse economic conditions, the actual growth and change in composition of our loan portfolio, the level of our non-performing loans and our charge-off experience. We believe the allowance for loan losses reflects the inherent credit risk in our portfolio.

Although we believe we have established and maintained the allowance for loan losses at adequate levels, additions may be necessary if the current economic environment continues or deteriorates. Management uses the best information available; however, the level of the allowance for loan losses remains an estimate that is subject to significant judgment and short-term change. In addition, the Federal Deposit Insurance Corporation and the New Jersey Department of Banking and Insurance, as an integral part of their examination process, will periodically review our allowance for loan losses. Such agencies may require us to recognize adjustments to the allowance based on their judgments about information available to them at the time of their examination.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of the years ended December 31, 2012 and 2011:

	December 31, 2012
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2011	$32,447	13,863	30,947	22,839	3,677	1,335	12,134	117,242
Charge-offs	(20,180)	(9,058)	(479)	(13,227)	(99)	(1,107)	—	(44,150)
Recoveries	593	—	43	3,387	23	34	—	4,080
Provision	32,509	25,048	2,836	3,063	493	1,824	(773)	65,000

Ending balance-December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Balance at December 31, 2012
Individually evaluated for impairment	$2,142	—	—	—	—	—	—	2,142
Collectively evaluated for impairment	43,227	29,853	33,347	16,062	4,094	2,086	11,361	140,030
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Loans:
Balance at December 31, 2012
Individually evaluated for impairment	$12,235	10,574	7,075	26,314	1,208	—	—	57,406
Collectively evaluated for impairment	4,825,603	2,984,478	1,959,081	198,502	167,735	238,922	—	10,374,321
Loans acquired with deteriorated credit quality	477	419	5,533	—	315	—	—	6,744

	$4,838,315	2,995,471	1,971,689	224,816	169,258	238,922	—	10,438,471

	December 31, 2011
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2010	$20,489	10,454	16,432	34,669	2,189	866	5,832	90,931
Charge-offs	(9,304)	(363)	(7,637)	(30,548)	(1,621)	(714)	—	(50,187)
Recoveries	388	19	—	576	13	2	—	998
Provision	20,874	3,753	22,152	18,142	3,096	1,181	6,302	75,500

Ending balance-December 31, 2011	$32,447	13,863	30,947	22,839	3,677	1,335	12,134	117,242

Balance at December 31, 2011
Individually evaluated for impairment	$1,605	—	—	5,800	—	—	—	7,405
Collectively evaluated for impairment	30,842	13,863	30,947	17,039	3,677	1,335	12,134	109,837
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

	$32,447	13,863	30,947	22,839	3,677	1,335	12,134	117,242

Loans:
Balance at December 31, 2011
Individually evaluated for impairment	$8,465	—	2,268	59,971	—	—	—	70,704
Collectively evaluated for impairment	5,025,367	1,816,118	1,415,821	217,654	106,299	242,227	—	8,823,486
Loans acquired with deteriorated credit quality	329	—	547	—	—	—	—	876

	$5,034,161	1,816,118	1,418,636	277,625	106,299	242,227	—	8,895,066

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. For non-homogeneous loans, such as commercial and commercial real estate loans the Company analyzes the loans individually by classifying the loans as to credit risk and assesses the probability of collection for each type of class. This analysis is performed on a quarterly basis. The Company uses the following definitions for risk ratings:

Pass - “Pass” assets are well protected by the current net worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner.

Special Mention - A “Special Mention” asset has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the institution’s credit position at some future date. Special Mention assets are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification. Residential loans delinquent 30-89 days are considered special mention.

Substandard - A “Substandard” asset is inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Assets so classified must have a well-defined weakness, or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected. Residential loans delinquent 90 days or greater are considered substandard.

Doubtful - An asset classified “Doubtful” has all the weaknesses inherent in one classified substandard with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable on the basis of currently known facts, conditions, and values.

Loss - An asset or portion thereof, classified “Loss” is considered uncollectible and of such little value that its continuance on the institution’s books as an asset, without establishment of a specific valuation allowance or charge-off, is not warranted. This classification does not necessarily mean that an asset has no recovery or salvage value; but rather, there is much doubt about whether, how much, or when the recovery will occur. As such, it is not practical or desirable to defer the write-off.

The following tables present the risk category of loans as of December 31, 2012 and December 31, 2011 by class of loans excluding the PCI loans:

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$4,714,303	45,144	78,266	125	—	4,837,838
Multi-family	2,945,844	31,594	17,614	—	—	2,995,052
Commercial real estate	1,924,655	18,869	22,632	—	—	1,966,156
Construction	160,390	3,315	61,111	—	—	224,816
Commercial and industrial	162,428	3,319	3,196	—	—	168,943
Consumer and Other	236,418	1,065	1,238	201	—	238,922

Total	$10,144,038	103,306	184,057	326	—	10,431,727

	December 31, 2011
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$4,925,055	27,930	80,847	—	—	5,033,832
Multi-family	1,777,434	16,053	22,631	—	—	1,816,118
Commercial real estate	1,390,725	8,596	18,768	—	—	1,418,089
Construction	173,392	18,103	81,267	4,863	—	277,625
Commercial and industrial	90,903	9,933	5,463	—	—	106,299
Consumer and Other	240,031	1,206	990	—	—	242,227

Total	$8,597,540	81,821	209,966	4,863	—	8,894,190

Consumer loans are managed on a pool basis due to their homogeneous nature. Loans that are delinquent 90 days or more are considered non-accrual status. At December 31, 2012 there were $238.9 million of outstanding consumer and other loans, of which $1.2 million were on non-accrual status. At December 31, 2011 there were $242.2 million of outstanding consumer and other loans, of which $1.0 million were on non-accrual status.

The following tables present the payment status of the recorded investment in past due loans as of December 31, 2012 and December 31, 2011 by class of loans excluding the PCI loans:

	December 31, 2012
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$33,451	11,715	76,088	121,254	4,716,584	4,837,838
Multi-family	191	3,950	11,143	15,284	2,979,768	2,995,052
Commercial real estate	16,469	3,016	753	20,238	1,945,918	1,966,156
Construction	—	—	18,876	18,876	205,940	224,816
Commercial and industrial	631	2,639	375	3,645	165,298	168,943
Consumer and other	881	196	1,238	2,315	236,607	238,922

Total	$51,623	21,516	108,473	181,612	10,250,115	10,431,727

	December 31, 2011
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$18,083	9,847	80,703	108,633	4,925,199	5,033,832
Multi-family	796	6,180	—	6,976	1,809,142	1,816,118
Commercial real estate	1,492	—	73	1,565	1,416,524	1,418,089
Construction	674	8,068	40,362	49,104	228,521	277,625
Commercial and industrial	—	—	—	—	106,299	106,299
Consumer and other	1,033	173	1,009	2,215	240,012	242,227

Total	$22,078	24,268	122,147	168,493	8,725,697	8,894,190

The following table presents non-accrual loans excluding PCI loans at the dates indicated:

	December 31, 2012		December 31, 2011
	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Non-accrual:
Residential and consumer	354	$82,533	321	$85,065
Construction	9	25,764	15	57,070
Multi-family	5	11,143	—	—
Commercial real estate	4	753	1	73
Commercial and industrial	2	375	—	—

Total Non-accrual Loans	374	$120,568	337	$142,208

Based on management’s evaluation, at December 31, 2012, the Company classified 3 TDR construction loans totaling $6.9 million and 13 TDR residential loans totaling $3.9 million that were current as non-accrual. The Company has no loans past due 90 days or more delinquent that are still accruing interest. As of December 31, 2012, there were $6.1 million of PCI loans, of which 6 PCI loans totaling $5.3 million were current and 3 PCI loans totaling $817,000 were 90 days or more delinquent.

At December 31, 2012 and 2011, loans meeting the Company’s definition of an impaired loan were primarily collateral dependent and totaled $57.4 million and $70.7 million, respectively, with allocations of the allowance for loan losses of $2.1 million and $7.4 million, respectively. During the years ended December 31, 2012 and 2011, interest income received and recognized on these loans totaled $1.6 million and $1.9 million, respectively.

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2012 and December 31, 2011:

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$1,448	2,176	—	1,375	20
Multi-family	10,574	19,336	—	6,764	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction loans	26,314	43,945	—	25,557	384
Commercial and industrial	1,208	1,208	—	641	90
With an allowance recorded:
Residential mortgage	10,787	11,075	2,142	9,569	283
Multi-family	—	—	—	2,316	—
Commercial real estate	—	—	—	—	—
Construction loans	—	—	—	17,054	—
Commercial and industrial	—	—	—	—	—
Total:
Residential mortgage	12,235	13,251	2,142	10,944	303
Multi-family	10,574	19,336	—	9,080	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction loans	26,314	43,945	—	42,611	384
Commercial and industrial	1,208	1,208	—	641	90

Total impaired loans	$57,406	85,216	2,142	68,357	1,579

	December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$114	114	—	126	5
Multi-family	—	—	—	—	—
Commercial real estate	2,268	2,268	—	1,180	136
Construction loans	43,590	79,187	—	26,463	1,069
Commercial and industrial	—	—	—	—	—
With an allowance recorded:
Residential mortgage	8,351	8,351	1,605	5,910	327
Multi-family	—	—	—	—	—
Commercial real estate	—	—	—	1,361	—
Construction loans	16,381	16,381	5,800	39,115	400
Commercial and industrial	—	—	—	—	—
Total:
Residential mortgage	8,465	8,465	1,605	6,036	332
Multi-family	—	—	—	—	—
Commercial real estate	2,268	2,268	—	2,541	136
Construction loans	59,971	95,568	5,800	65,578	1,469
Commercial and industrial	—	—	—	—	—

Total impaired loans	$70,704	106,301	7,405	74,155	1,937

The average recorded investment is the annual average calculated based upon the ending quarterly balances. The interest income recognized is the year to date interest income recognized on a cash basis.

Troubled Debt Restructurings

On a case-by-case basis, the Company may agree to modify the contractual terms of a borrower’s loan to remain competitive and assist customers who may be experiencing financial difficulty, as well as preserve the Company’s position in the loan. If the borrower is experiencing financial difficulties and a concession has been made at the time of such modification, the loan is classified as a troubled debt restructured loan.

Substantially all of our troubled debt restructured loan modifications involve lowering the monthly payments on such loans through either a reduction in interest rate below a market rate, an extension of the term of the loan, or a combination of these two methods. These modifications rarely result in the forgiveness of principal or accrued interest. In addition, we frequently obtain additional collateral or guarantor support when modifying commercial loans. If the borrower has demonstrated performance under the previous terms and our underwriting process shows the borrower has the capacity to continue to perform under the restructured terms, the loan will continue to accrue interest. Non-accruing restructured loans may be returned to accrual status when there has been a sustained period of repayment performance (generally six consecutive months of payments) and both principal and interest are deemed collectible.

As a result of the adoption of ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring, the Company reassessed all restructurings which occurred on or after January 1, 2011 for identification as TDRs and has concluded that there were no additional TDRs identified that have not been previously disclosed.

The following tables present the total troubled debt restructured loans at December 31, 2012 and December 31, 2011 excluding the PCI loans:

	Accrual		Non-accrual		Total
	# of loans	Amount	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Residential mortgage	18	$7,178	21	$5,057	39	$12,235
Commercial real estate	3	7,471	—	—	3	7,471
Commercial and industrial	1	1,107	—	—	1	1,107
Construction	—	—	3	6,888	3	6,888

	22	$15,756	24	$11,945	46	$27,701

	Accrual		Non-accrual		Total
	# of loans	Amount	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Residential mortgage	13	$5,297	7	$3,168	20	$8,465
Commercial real estate	1	2,268	—	—	1	2,268
Commercial and industrial	—	—	—	—	—	—
Construction	1	2,900	2	8,640	3	11,540

	15	$10,465	9	$11,808	24	$22,273

The following tables present information about troubled debt restructurings which occurred during the years ended December 31, 2012 and 2011:

	Year ended December 31, 2012
	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	20	$5,477	$5,523
Commercial real estate	1	4,901	4,901
Commercial and industrial	1	1,107	1,107

	Year ended December 31, 2011
	Number of Loans	Pre-modification Recorded Investment	Post- modification Recorded Investment
	(Dollars in thousands)
Troubled Debt Restructurings:
Residential mortgage	7	$3,735	$3,725
Commercial real estate	1	2,268	2,268
Commercial and industrial	3	12,067	11,635

Post-modification recorded investment represents the balance immediately following modification. Residential mortgage loan modifications primarily involved the reduction in loan interest rate and extension of loan maturity dates.

All TDRs are impaired loans, which are individually evaluated for impairment, as discussed above. Collateral dependent impaired loans classified as TDRs were written down to the estimated fair value of the collateral. There were $3.5 million in charges-offs for collateral dependent TDRs during the year ended December 31, 2012. The allowance for loan losses associated with the TDRs presented in the above tables, totaled $2.1 million at December 31, 2012, and was included in the allowance for loan losses for loans individually evaluated for impairment. Collateral dependent impaired loans classified as TDRs were written down to the estimated fair value of the collateral. There were $110,000 in charges-offs for collateral dependent TDRs during the year ended December 31, 2011, respectively. The allowance for loan losses associated with the TDRs presented in the above tables, totaled $5.2 million at December 31, 2011, and was included in the allowance for loan losses for loans individually evaluated for impairment.

For the year ended December 31, 2012, there were 20 residential TDRs that had a weighted average modified interest rate of approximately 3.15% compared to a yield of 5.67% prior to modification. Several residential TDRs include step up interest rates in their modified terms which will impact their weighted average yield in the future. The commercial real estate TDRs had a weighted average modified interest rate of approximately 5.75% as compared to a yield of 5.82% prior to modification for the year ended December 31, 2011, respectively. For the year ended December 31, 2011, there were residential TDRs that had a weighted average modified interest rate of approximately 4.55% compared to a yield of 6.01% prior to modification. Several residential TDRs include step up interest rates in their modified terms which will impact their weighted average yield in the future. The commercial real estate TDRs had a weighted average modified interest rate of approximately 5.50% as compared to a yield of 6.36% prior to modification for the year ended December 31, 2011, respectively.

Loans modified as TDRs in the previous 12 months to December 31, 2012, for which there was a payment default consisted of one construction loan with a recorded investment of $2.9 million and 3 residential loans with a recorded investment of $413,000 at December 31, 2012. Loans modified as TDRs in the previous 12 months to December 31, 2011, for which there was a payment default consisted of one residential loan with a recorded investment of $144,000 at December 31, 2011.